Net Loss Per Share - Computation of Basic and Diluted Loss Per Share of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss - Basic and diluted	$ (122,461)	$ (23,605)	$ (27,780)
Denominator:
Weighted average common shares outstanding - Basic and diluted	293,765,172	261,349,691	236,040,717
Net loss per share attributable to common stockholders - Basic and diluted	$ (0.42)	$ (0.09)	$ (0.12)